Note 4 - Allowance for Credit Losses - Allowance for Unfunded Commitments 1 (Details) - Unfunded Loan Commitment [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Beginning balance	$ 266,000	$ 0
Provision for (recovery of) credit losses	52,000	(11,000)
Ending balance	$ 318,000	266,000
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		$ 277,000